CONVERTIBLE NOTES	6 Months Ended
Mar. 31, 2026
Convertible Notes Payable [Abstract]
CONVERTIBLE NOTES

NOTE 12 - CONVERTIBLE NOTES

On August 26, 2021, ZK entered into Convertible Debenture agreements with certain unaffiliated investors identified therein (each an “Holder” and collectively “Holders”). The convertible debentures, with aggregate principal amount of $12.7 million and 5% annual interest rate, are exercisable for a period of one year at an exercise price of 80% of the volume weighted average closing price during the seven (7) consecutive Trading Days immediately preceding the Conversion Date, but not lower than the Floor Price of $2.5 per share. The transaction was closed on September 27, 2021 and full proceeds were received. As of September 30, 2022, a majority of Holders have demanded to convert their convertible debentures and a total of 3,047,486 shares were issued to the demanded Holders.

The embedded conversion feature of the above convertible notes was determined to be beneficial conversion feature that requires recognition within equity on the commitment date. The BCF was measured the intrinsic values for convertible notes on the commitment dates, which are the dates that the agreements were signed with the investors. The Company’s convertible notes both have stated redemption dates (maturity dates), which are 12 months from the issuance dates, the BCF values will be accreted from issuance date to the conversion date or the stated maturity date, whichever is earlier. The accretion calculation is based on effective interest rate method consistent with the ordinary debt instruments.

On December 7, 2022, the Company entered into amendment agreements with outstanding Holders to amend the maturity date to August 26, 2023, and the amendment was treated as extinguishment of the original convertible notes and issuance of new convertible notes with principle amount of $3,947,080 and discount on debt of $678,782.

On December 21, 2023, the Company entered into amendment agreements with outstanding Holders to amend the maturity date to June 30, 2024, and the amendment was treated as extinguishment of the original convertible notes and issuance of new convertible notes (“Convertible Note 2023”).

In accounting for the issuance of the Convertible Note 2023 under ASU 2020 - 06, the Company recorded the convertible note as a single liability in its entirety according to the new framework. The effective interest rate for the Convertible Note 2023 is 16.82%.

On January 4, 2025, the Company entered into amendment agreements with outstanding Holders to amend the maturity date to August 26, 2025, and the amendment was treated as extinguishment of the original convertible notes and issuance of new convertible notes (“Convertible Note 2024”).

In accounting for the issuance of the Convertible Note 2024 under ASU 2020-06, the Company recorded the convertible note as a single liability in its entirety according to the new framework. The effective interest rate for the Convertible Note 2024 is 20.02%.

Pursuant to the Convertible Debenture agreements, the convertible notes have a floor price of $17.5 per share (as adjusted for the reverse stock split) and can be converted at the option of both the Holders and the Company. Upon the maturity date of the convertible note, the Holders neither demanded the Company to redeem the convertible debentures nor exercised their conversion rights.

As of March 31, 2026, no extension agreement has been executed between the Company and the Holders, and the relevant convertible debentures remain outstanding. Subsequently, certain Holders initiated legal proceedings against the Company in connection with the convertible debentures.

This litigation is currently at an early procedural stage and has not yet progressed to substantive discovery or summary judgment proceedings. Accordingly, the ultimate outcome of the litigation remains uncertain, and the Company is currently unable to reasonably predict the outcome of the proceedings or estimate the potential loss, if any. The Company intends to continue to vigorously defend against the claims and protect its legal rights and interests.

For the six months ended March 31, 2026, there were no Holders converted their convertible debentures. Net carrying amount of the liability component Convertible Notes dated as of March 31, 2026 was as follows:

	Principal	Interest on Convertible	Net carrying
	Outstanding	notes	Value
	$	$	$
Convertible Notes - 2026	3,948,900	1,338,408	5,287,308